Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 14, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grants to new employees and directors may be made at the board of directors meeting following their hiring or appointment. To extent that we make equity grants to existing employees or directors, we typically have done so at board meetings at which officer bonuses are also determined. We do not have a practice of granting equity awards annually. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the company based on equity award grant dates.
As required by SEC rules, the following table presents information regarding awards issued to our named executive officers in fiscal year 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	Equity grants to new employees and directors may be made at the board of directors meeting following their hiring or appointment. To extent that we make equity grants to existing employees or directors, we typically have done so at board meetings at which officer bonuses are also determined. We do not have a practice of granting equity awards annually.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a practice of granting equity awards annually. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the company based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the Trading
Day Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Ian Jenks	6/14/2024	165,000	$6.50	$554,400	(6.83)%
	6/14/2024	16,000	$6.50	$50,400	(6.83)%
Barbra Keck	6/14/2024	100,000	$6.50	$336,000	(6.83)%
Simon Ogier	6/14/2024	49,000	$6.50	$164,640	(6.83)%

(1)
The amounts reported represent the aggregate grant-date fair value of the stock options awarded to the named executive officer, calculated in accordance with Accounting Standards Codification 718. Such grant-date fair value does not take into account any estimated forfeitures related to service-based vesting conditions.

Ian Jenks Grant One [Member]
Awards Close in Time to MNPI Disclosures
Name		Ian Jenks
Underlying Securities		165,000
Exercise Price | $ / shares		$ 6.5
Fair Value as of Grant Date | $		$ 554,400
Underlying Security Market Price Change		(6.83)
Ian Jenks Grant Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Ian Jenks
Underlying Securities		16,000
Exercise Price | $ / shares		$ 6.5
Fair Value as of Grant Date | $		$ 50,400
Underlying Security Market Price Change		(6.83)
Barbra Keck [Member]
Awards Close in Time to MNPI Disclosures
Name		Barbra Keck
Underlying Securities		100,000
Exercise Price | $ / shares		$ 6.5
Fair Value as of Grant Date | $		$ 336,000
Underlying Security Market Price Change		(6.83)
Simon Ogier [Member]
Awards Close in Time to MNPI Disclosures
Name		Simon Ogier
Underlying Securities		49,000
Exercise Price | $ / shares		$ 6.5
Fair Value as of Grant Date | $		$ 164,640
Underlying Security Market Price Change		(6.83)